UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Aerospace & Defense – 1.4%
49,544	The Boeing Co.	$ 6,961,923

Air Freight & Logistics – 1.5%
71,159	United Parcel Service, Inc. Class B	7,060,396

Automobiles – 1.8%
234,586	General Motors Co.	8,438,058

Capital Markets – 2.8%
268,526	AllianceBernstein Holding LP	8,420,976
302,495	Ares Capital Corp.	5,066,791

		13,487,767

Chemicals – 1.4%
96,187	E.I. du Pont de Nemours & Co.	6,830,239

Commercial Banks – 11.8%
560,015	Bank of America Corp.	9,240,248
128,577	BB&T Corp.	5,074,934
196,543	Citizens Financial Group, Inc.	5,275,214
314,124	Fifth Third Bancorp	6,357,870
351,640	JPMorgan Chase & Co.	23,130,879
136,098	Wells Fargo & Co.	7,616,044

		56,695,189

Communications Equipment – 2.2%
367,506	Cisco Systems, Inc.	10,771,601

Computers & Peripherals – 2.1%
28,527	Apple, Inc.	3,716,497
239,717	EMC Corp.	6,314,146

		10,030,643

Consumer Finance – 2.6%
61,780	Capital One Financial Corp.	5,162,337
377,542	Navient Corp.	7,275,234

		12,437,571

Containers & Packaging – 0.5%
34,613	Packaging Corp. of America	2,394,527

Diversified Telecommunication Services – 3.6%
353,911	Verizon Communications, Inc.	17,497,360

Electric Utilities – 3.9%
266,751	FirstEnergy Corp.	9,517,676
28,096	NextEra Energy, Inc.	2,875,345
60,020	Pinnacle West Capital Corp.	3,656,418
75,847	PPL Corp.	2,632,649

		18,682,088

Electrical Equipment – 1.3%
87,767	Eaton Corp. PLC	6,283,240

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 0.5%
32,157	Wal-Mart Stores, Inc.	$ 2,388,300

Food Products – 3.0%
220,818	ConAgra Foods, Inc.	8,525,783
135,799	Mondelez International, Inc. Class A	5,647,880

		14,173,663

Health Care Equipment & Supplies – 2.5%
159,681	Medtronic PLC	12,186,854

Household Products – 0.7%
44,626	The Procter & Gamble Co.	3,498,232

Independent Power Producers & Energy Traders – 0.8%
146,720	NRG Energy, Inc.	3,697,344

Industrial Conglomerates – 5.6%
982,594	General Electric Co.	26,795,338

Insurance – 9.0%
196,037	American International Group, Inc.	11,489,729
50,970	Arthur J. Gallagher & Co.	2,469,497
145,809	MetLife, Inc.	7,619,978
167,563	Prudential Financial, Inc.	14,177,505
86,595	The Hartford Financial Services Group, Inc.	3,559,920
37,397	The Travelers Cos., Inc.	3,781,585

		43,098,214

Internet Software & Services* – 0.8%
63,488	eBay, Inc.	3,895,624

Media – 4.8%
85,525	CBS Corp. Class B	5,278,603
84,435	Liberty Global PLC Series C*	4,538,381
22,952	Time Warner Cable, Inc.	4,151,787
138,596	Viacom, Inc. Class B	9,269,301

		23,238,072

Multi-Utilities – 1.0%
88,743	PG&E Corp.	4,745,088

Oil, Gas & Consumable Fuels – 8.0%
200,956	Devon Energy Corp.	13,106,350
223,376	Exxon Mobil Corp.	19,031,635
239,840	Southwestern Energy Co.*	6,180,677

		38,318,662

Pharmaceuticals – 11.2%
65,983	Eli Lilly & Co.	5,206,059
93,849	Johnson & Johnson	9,398,039
247,432	Merck & Co., Inc.	15,066,134
68,392	Mylan NV*	4,967,311
557,834	Pfizer, Inc.	19,384,732

		54,022,275

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 3.3%
202,260	Brixmor Property Group, Inc.	$ 5,012,003
151,455	RLJ Lodging Trust	4,578,485
255,850	Starwood Property Trust, Inc.	6,112,256

		15,702,744

Semiconductors & Semiconductor Equipment – 2.7%
145,696	Intel Corp.	5,020,684
230,262	Maxim Integrated Products, Inc.	8,075,289

		13,095,973

Software – 1.7%
173,039	Microsoft Corp.	8,108,608

Specialty Retail – 3.4%
294,498	Staples, Inc.	4,848,910
296,519	The Gap, Inc.	11,365,573

		16,214,483

Thrifts & Mortgage Finance – 1.5%
416,011	New York Community Bancorp, Inc.	7,380,035

Tobacco – 1.0%
97,765	Altria Group, Inc.	5,005,568

TOTAL COMMON STOCKS		$473,135,679

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.6%
Repurchase Agreement – 1.6%
Joint Repurchase Agreement Account II
$7,400,000	0.098%	06/01/15	$ 7,400,000

TOTAL INVESTMENTS – 100.0%			$480,535,679

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			172,646

NET ASSETS – 100.0%			$480,708,325

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$416,476,193

Gross unrealized gain	70,006,816
Gross unrealized loss	(5,947,330)

Net unrealized security gain	$64,059,486

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Aerospace & Defense – 1.4%
147,565	The Boeing Co.	$ 20,735,834

Automobiles – 1.9%
528,870	General Motors Co.	19,023,454
214,361	Volkswagen AG ADR	10,462,960

		29,486,414

Beverages – 0.7%
86,948	Anheuser-Busch InBev NV ADR	10,482,451

Capital Markets – 3.0%
102,047	Affiliated Managers Group, Inc.*	22,823,832
184,572	Ameriprise Financial, Inc.	22,995,825

		45,819,657

Chemicals – 1.5%
316,872	E.I. du Pont de Nemours & Co.	22,501,081

Commercial Banks – 13.7%
3,300,278	Bank of America Corp.	54,454,587
730,196	Citigroup, Inc.	39,489,000
631,873	Citizens Financial Group, Inc.	16,959,471
754,911	Fifth Third Bancorp	15,279,398
904,164	JPMorgan Chase & Co.	59,475,908
420,508	Wells Fargo & Co.	23,531,628

		209,189,992

Communications Equipment – 1.9%
993,996	Cisco Systems, Inc.	29,134,023

Computers & Peripherals – 2.2%
1,265,427	EMC Corp.	33,331,347

Consumer Finance – 1.7%
133,806	Capital One Financial Corp.	11,180,830
752,679	Navient Corp.	14,504,124

		25,684,954

Diversified Telecommunication Services – 1.9%
600,737	Verizon Communications, Inc.	29,700,437

Electric Utilities – 3.2%
437,863	Exelon Corp.	14,812,905
438,557	FirstEnergy Corp.	15,647,714
186,391	NextEra Energy, Inc.	19,075,255

		49,535,874

Electrical Equipment – 1.3%
278,716	Eaton Corp. PLC	19,953,278

Food & Staples Retailing – 1.0%
355,633	Whole Foods Market, Inc.	14,666,305

Food Products – 5.4%
438,924	ConAgra Foods, Inc.	16,946,856
879,802	Mondelez International, Inc. Class A	36,590,965
309,090	Tyson Foods, Inc. Class A	13,120,870
350,253	Unilever NV	14,955,803

		81,614,494

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 2.4%
482,975	Medtronic PLC	$ 36,860,652

Health Care Providers & Services – 3.0%
121,987	Aetna, Inc.	14,390,807
131,379	Express Scripts Holding Co.*	11,448,366
166,858	UnitedHealth Group, Inc.	20,058,000

		45,897,173

Hotels, Restaurants & Leisure* – 1.0%
740,531	MGM Resorts International	14,847,647

Industrial Conglomerates – 5.2%
2,917,084	General Electric Co.	79,548,881

Insurance – 9.5%
833,813	American International Group, Inc.	48,869,780
1,183,771	Genworth Financial, Inc. Class A*	9,399,142
464,568	MetLife, Inc.	24,278,324
556,395	Prudential Financial, Inc.	47,076,581
367,832	The Hartford Financial Services Group, Inc.	15,121,573

		144,745,400

Internet & Catalog Retail – 0.5%
65,425	Expedia, Inc.	7,017,486

Internet Software & Services* – 2.8%
196,718	eBay, Inc.	12,070,617
55,101	Google, Inc. Class A	30,047,677

		42,118,294

IT Services* – 0.7%
280,107	Vantiv, Inc. Class A	11,204,280

Media – 3.6%
180,924	CBS Corp. Class B	11,166,629
229,084	Liberty Global PLC Series C*	12,313,265
466,951	Viacom, Inc. Class B	31,229,683

		54,709,577

Multi-Utilities – 0.5%
155,239	PG&E Corp.	8,300,629

Oil, Gas & Consumable Fuels – 8.9%
665,022	Devon Energy Corp.	43,372,735
612,018	Exxon Mobil Corp.	52,143,933
1,537,814	Southwestern Energy Co.*	39,629,467

		135,146,135

Pharmaceuticals – 8.9%
118,177	Bristol-Myers Squibb Co.	7,634,234
123,362	Eli Lilly & Co.	9,733,262
431,466	Johnson & Johnson	43,207,005
279,206	Merck & Co., Inc.	17,000,853
217,495	Mylan NV*	15,796,662
1,225,461	Pfizer, Inc.	42,584,770

		135,956,786

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 0.7%
117,926	American Tower Corp.	$ 10,942,354

Road & Rail* – 1.2%
883,711	Hertz Global Holdings, Inc.	17,577,012

Semiconductors & Semiconductor Equipment – 2.6%
794,083	Intel Corp.	27,364,100
370,215	Maxim Integrated Products, Inc.	12,983,440

		40,347,540

Software – 2.0%
273,182	Microsoft Corp.	12,801,308
229,171	SAP SE ADR	16,935,737

		29,737,045

Specialty Retail – 3.1%
1,034,541	Staples, Inc.	17,033,718
782,634	The Gap, Inc.	29,998,361

		47,032,079

Textiles, Apparel & Luxury Goods – 2.0%
126,430	Fossil Group, Inc.*	8,977,794
165,520	Ralph Lauren Corp.	21,583,808

		30,561,602

TOTAL COMMON STOCKS		$1,514,386,713

Shares	Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund – FST Shares
35	0.006%	$ 35

TOTAL INVESTMENTS – 99.4%		$1,514,386,748

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		9,656,138

NET ASSETS – 100.0%		$1,524,042,886

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,338,895,987

Gross unrealized gain	211,627,886
Gross unrealized loss	(36,137,125)

Net unrealized security gain	$175,490,761

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.9%
Aerospace & Defense – 1.8%
2,480,946	Textron, Inc.	$ 112,188,378
937,998	Triumph Group, Inc.	62,555,087

		174,743,465

Airlines* – 1.8%
3,226,860	United Continental Holdings, Inc.	176,154,287

Beverages – 1.0%
1,274,872	Molson Coors Brewing Co. Class B	93,550,107

Building Products – 2.1%
1,456,883	Armstrong World Industries, Inc.*	80,012,014
2,704,122	Fortune Brands Home & Security, Inc.	124,011,035

		204,023,049

Capital Markets – 2.5%
2,365,821	Invesco Ltd.	94,230,650
2,566,858	Raymond James Financial, Inc.	149,185,787

		243,416,437

Chemicals – 3.1%
2,445,176	Axalta Coating Systems Ltd.*	83,747,278
1,346,574	Celanese Corp. Series A	92,711,620
373,571	CF Industries Holdings, Inc.	118,003,607

		294,462,505

Commercial Banks – 6.1%
5,406,747	Citizens Financial Group, Inc.	145,117,089
4,302,505	Fifth Third Bancorp	87,082,701
5,063,301	First Horizon National Corp.	74,734,323
11,513,661	Huntington Bancshares, Inc.	128,147,047
5,029,611	Zions Bancorp	145,255,166

		580,336,326

Commercial Services & Supplies – 0.8%
1,924,518	Tyco International PLC	77,673,546

Communications Equipment – 1.8%
9,937,503	Brocade Communications Systems, Inc.	122,877,225
3,619,172	JDS Uniphase Corp.*	46,397,785

		169,275,010

Computers & Peripherals – 1.6%
998,844	NetApp, Inc.	33,361,390
1,213,008	Western Digital Corp.	118,098,459

		151,459,849

Construction & Engineering* – 0.9%
2,008,407	Jacobs Engineering Group, Inc.	86,883,687

Shares	Description	Value
Common Stocks – (continued)
Construction Materials – 0.9%
589,585	Martin Marietta Materials, Inc.	$ 87,854,061

Consumer Finance – 2.9%
8,522,586	Navient Corp.	164,230,232
11,146,412	SLM Corp.*	114,362,187

		278,592,419

Containers & Packaging – 1.2%
1,688,495	Packaging Corp. of America	116,810,084

Diversified Financial Services – 1.0%
2,066,601	Voya Financial, Inc.	93,637,691

Electric Utilities – 1.6%
4,160,813	FirstEnergy Corp.	148,457,808

Energy Equipment & Services* – 0.8%
5,760,229	Weatherford International PLC	79,606,365

Food & Staples Retailing – 0.8%
1,798,207	Whole Foods Market, Inc.	74,158,057

Food Products – 3.3%
3,296,359	ConAgra Foods, Inc.	127,272,421
740,537	Mead Johnson Nutrition Co.	72,054,250
2,752,257	Tyson Foods, Inc. Class A	116,833,310

		316,159,981

Health Care Equipment & Supplies – 1.3%
1,129,482	Zimmer Holdings, Inc.	128,862,601

Health Care Providers & Services – 4.0%
1,438,289	Cardinal Health, Inc.	126,813,941
433,856	Cigna Corp.	61,099,941
2,245,146	Envision Healthcare Holdings, Inc.*	82,958,145
960,232	Laboratory Corp. of America Holdings*	113,259,364

		384,131,391

Health Care Technology* – 0.9%
5,858,459	Allscripts Healthcare Solutions, Inc.	82,428,518

Hotels, Restaurants & Leisure – 1.8%
5,698,902	MGM Resorts International*	114,262,985
657,372	Starwood Hotels & Resorts Worldwide, Inc.	54,404,107

		168,667,092

Household Durables* – 0.9%
440,965	Mohawk Industries, Inc.	82,301,708

Household Products – 1.3%
889,283	Energizer Holdings, Inc.	126,002,508

Independent Power Producers & Energy Traders – 1.1%
4,099,671	NRG Energy, Inc.	103,311,709

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – 7.9%
2,192,482	Arthur J. Gallagher & Co.	$ 106,225,753
656,784	Everest Re Group Ltd.	119,212,864
7,771,582	Genworth Financial, Inc. Class A*	61,706,361
3,165,144	Lincoln National Corp.	180,444,860
1,888,702	Principal Financial Group, Inc.	97,627,006
1,796,934	Validus Holdings Ltd.	77,106,438
3,074,394	XL Group PLC	115,843,166

		758,166,448

Internet & Catalog Retail – 1.1%
339,954	Expedia, Inc.	36,463,466
2,462,623	Liberty Interactive Corp. Class A*	68,879,565

		105,343,031

Internet Software & Services* – 0.6%
3,256,198	Pandora Media, Inc.	60,793,217

IT Services – 1.9%
1,063,787	Fidelity National Information Services, Inc.	66,699,445
424,199	WEX, Inc.*	48,099,925
5,938,965	Xerox Corp.	67,822,980

		182,622,350

Leisure Equipment & Products* – 0.7%
1,416,548	Vista Outdoor, Inc.	65,288,697

Machinery – 1.4%
794,336	Dover Corp.	59,892,934
3,168,749	Terex Corp.	78,363,163

		138,256,097

Marine* – 0.9%
1,080,580	Kirby Corp.	82,891,292

Media – 2.4%
377,685	AMC Networks, Inc. Class A*	29,682,264
2,208,315	Discovery Communications, Inc. Class A*	74,950,211
181,298	Liberty Broadband Corp. Class C*	9,695,817
1,324,973	Liberty Media Corp. Class C*	50,295,975
1,011,680	Scripps Networks Interactive Class A	67,792,677

		232,416,944

Metals & Mining – 0.7%
3,259,221	Steel Dynamics, Inc.	71,083,610

Multi-Utilities – 3.8%
1,709,771	PG&E Corp.	91,421,455
1,580,144	SCANA Corp.	84,000,455
1,726,771	Sempra Energy	185,576,080

		360,997,990

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.4%
2,799,583	Devon Energy Corp.	$ 182,588,803
547,475	Pioneer Natural Resources Co.	80,933,229
6,286,272	Southwestern Energy Co.*	161,997,230

		425,519,262

Pharmaceuticals* – 2.5%
1,762,462	Endo International PLC	147,623,817
1,303,640	Mylan NV	94,683,373

		242,307,190

Real Estate Investment Trusts – 6.7%
6,125,620	Brixmor Property Group, Inc.	151,792,863
6,161,154	DDR Corp.	104,246,726
928,946	Mid-America Apartment Communities, Inc.	70,962,185
2,722,265	ProLogis, Inc.	107,774,471
2,983,729	RLJ Lodging Trust	90,198,128
5,089,648	Starwood Property Trust, Inc.	121,591,691

		646,566,064

Road & Rail – 2.1%
6,910,532	Hertz Global Holdings, Inc.*	137,450,481
710,157	Kansas City Southern	64,269,209

		201,719,690

Semiconductors & Semiconductor Equipment – 3.3%
1,010,055	Altera Corp.	49,341,187
7,910,714	Atmel Corp.	70,168,033
3,071,603	Maxim Integrated Products, Inc.	107,721,117
1,769,557	Microchip Technology, Inc.	86,938,336

		314,168,673

Software* – 1.8%
796,759	Citrix Systems, Inc.	51,797,302
1,370,252	VMware, Inc. Class A	119,650,405

		171,447,707

Specialty Retail – 4.2%
2,322,793	Best Buy Co., Inc.	80,600,917
1,173,529	GNC Acquisition Holdings, Inc. Class A	52,268,982
7,219,416	Staples, Inc.	118,867,684
3,949,859	The Gap, Inc.	151,398,096

		403,135,679

Textiles, Apparel & Luxury Goods – 2.2%
762,986	Fossil Group, Inc.*	54,179,636
1,811,382	Kate Spade & Co.*	44,886,046
848,206	Ralph Lauren Corp.	110,606,062

		209,671,744

TOTAL COMMON STOCKS		$9,195,355,946

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Rate	Value
Investment Company(a) – 2.7%
Goldman Sachs Financial Square Government Fund – FST Shares
258,990,087	0.006%	$ 258,990,087

TOTAL INVESTMENTS – 98.6%		$9,454,346,033

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		137,825,824

NET ASSETS – 100.0%		$9,592,171,857

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,455,532,654

Gross unrealized gain	1,222,383,365
Gross unrealized loss	(223,569,986)

Net unrealized security gain	$998,813,379

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Aerospace & Defense – 2.5%
634,318	Curtiss-Wright Corp.	$ 45,727,984
675,639	Esterline Technologies Corp.*	73,083,871
580,178	Moog, Inc. Class A*	39,817,616

		158,629,471

Air Freight & Logistics – 0.5%
667,053	Forward Air Corp.	34,600,039

Auto Components* – 0.8%
1,008,345	American Axle & Manufacturing Holdings, Inc.	25,319,543
172,590	Tenneco, Inc.	10,134,485
620,842	Tower International, Inc.	17,079,363

		52,533,391

Biotechnology*(a) – 0.9%
2,627,100	Infinity Pharmaceuticals, Inc.	34,047,216
2,690,470	Vanda Pharmaceuticals, Inc.	27,146,842

		61,194,058

Building Products* – 0.6%
1,097,049	Continental Building Products, Inc.	24,464,192
869,615	NCI Building Systems, Inc.	13,026,833

		37,491,025

Capital Markets – 2.1%
209,067	Cohen & Steers, Inc.	7,840,013
459,860	Golub Capital BDC, Inc.	7,964,775
296,412	Moelis & Co.	8,554,450
721,482	New Mountain Finance Corp.	10,908,808
1,552,976	OM Asset Management PLC	30,236,443
858,567	Stifel Financial Corp.*	45,727,278
445,962	Virtu Financial, Inc. Class A*	9,764,338
109,152	Virtus Investment Partners, Inc.	13,579,600

		134,575,705

Chemicals – 2.7%
207,543	Axiall Corp.	7,826,446
417,315	Cytec Industries, Inc.	25,243,384
598,822	Methanex Corp.	33,228,633
153,218	Minerals Technologies, Inc.	10,313,104
212,973	Olin Corp.	6,227,330
869,080	PolyOne Corp.	33,798,521
270,778	Quaker Chemical Corp.	23,119,026
313,729	W.R. Grace & Co.*	30,723,481

		170,479,925

Commercial Banks – 14.8%
2,221,355	BancorpSouth, Inc.	53,734,577
1,563,192	Bank of the Ozarks, Inc.	68,733,552
670,795	Banner Corp.	30,199,191
2,072,039	Boston Private Financial Holdings, Inc.	25,983,369
243,441	Bridge Capital Holdings*	6,784,701
742,320	CoBiz, Inc.	8,774,222

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
742,617	Community Bank System, Inc.	$ 26,221,806
396,908	ConnectOne Bancorp, Inc.	7,719,861
1,007,166	CVB Financial Corp.	16,517,522
952,503	First Financial Bankshares, Inc.	28,698,915
1,042,348	First Midwest Bancorp, Inc.	18,512,100
832,116	Flushing Financial Corp.	16,126,408
1,340,934	Glacier Bancorp, Inc.	37,733,883
1,471,525	Great Western Bancorp, Inc.	34,109,950
472,308	Heritage Financial Corp.	8,081,190
672,113	Home Bancshares, Inc.	22,925,774
536,809	Independent Bank Corp.	24,215,454
233,632	Independent Bank Group, Inc.	9,471,441
289,174	Lakeland Financial Corp.	11,448,399
1,364,737	LegacyTexas Financial Group, Inc.	35,401,278
1,379,565	MB Financial, Inc.	44,449,584
1,103,400	PacWest Bancorp	49,531,626
835,633	Pinnacle Financial Partners, Inc.	41,372,190
1,855,402	PrivateBancorp, Inc.	70,746,478
607,547	Prosperity Bancshares, Inc.	32,546,293
363,921	Sandy Spring Bancorp, Inc.	9,512,895
489,559	South State Corp.	35,165,023
556,083	Southwest Bancorp, Inc.	9,842,669
921,467	State Bank Financial Corp.	18,871,644
147,223	Summit State Bank	1,931,566
375,239	Texas Capital Bancshares, Inc.*	20,413,002
265,575	The First of Long Island Corp.	6,703,113
363,043	TriCo Bancshares	8,562,369
709,578	UMB Financial Corp.	36,749,045
1,786,749	Webster Financial Corp.	67,699,920

		945,491,010

Commercial Services & Supplies – 1.5%
907,097	Ceco Environmental Corp.	10,295,551
323,843	G&K Services, Inc. Class A	22,565,380
998,633	Mobile Mini, Inc.	39,625,757
916,833	Progressive Waste Solutions Ltd.	25,607,146

		98,093,834

Communications Equipment – 1.0%
773,557	ADTRAN, Inc.	13,320,651
705,000	Digi International, Inc.*	7,021,800
2,078,191	JDS Uniphase Corp.*	26,642,409
869,111	RADWARE Ltd.*	20,519,711

		67,504,571

Computers & Peripherals* – 0.5%
687,595	Electronics for Imaging, Inc.	29,724,732

Construction & Engineering – 0.9%
175,624	Comfort Systems USA, Inc.	3,942,759
1,010,995	EMCOR Group, Inc.	45,868,843
313,255	MYR Group, Inc.*	9,272,348

		59,083,950

Construction Materials – 0.5%
385,869	Eagle Materials, Inc.	32,212,344

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance* – 0.2%
338,398	First Cash Financial Services, Inc.	$ 15,765,963

Containers & Packaging – 1.3%
1,802,158	Berry Plastics Group, Inc.*	60,318,228
1,757,775	Graphic Packaging Holding Co.	25,030,716

		85,348,944

Distributors – 0.3%
367,342	Core-Mark Holding Co., Inc.	19,729,939

Diversified Financial Services – 0.3%
222,393	MarketAxess Holdings, Inc.	19,670,661

Diversified Telecommunication Services* – 0.3%
1,645,247	Premiere Global Services, Inc.	16,616,995

Electric Utilities – 2.6%
364,773	ALLETE, Inc.	18,366,321
919,926	IDACORP, Inc.	54,707,999
1,609,572	PNM Resources, Inc.	42,798,519
1,427,521	Portland General Electric Co.	49,906,134

		165,778,973

Electrical Equipment* – 0.3%
796,783	Thermon Group Holdings, Inc.	18,094,942

Electronic Equipment, Instruments & Components – 2.2%
394,492	Anixter International, Inc.*	26,825,456
315,752	Belden, Inc.	26,655,784
996,806	CTS Corp.	18,789,793
194,677	Littelfuse, Inc.	18,825,266
1,159,939	Newport Corp.*	21,911,248
582,148	Plexus Corp.*	26,476,091

		139,483,638

Energy Equipment & Services* – 1.4%
656,428	Forum Energy Technologies, Inc.	13,614,317
997,648	Newpark Resources, Inc.	8,460,055
1,383,758	Oil States International, Inc.	56,568,027
1,635,138	TETRA Technologies, Inc.	10,285,018

		88,927,417

Food & Staples Retailing* – 0.1%
601,565	SUPERVALU, Inc.	5,311,819

Food Products – 1.1%
396,789	B&G Foods, Inc.	12,276,652
176,219	Freshpet, Inc.*	3,496,185
183,430	J&J Snack Foods Corp.	19,773,754
573,613	The Hain Celestial Group, Inc.*	36,292,494

		71,839,085

Gas Utilities – 1.5%
1,237,704	New Jersey Resources Corp.	37,217,759
1,043,192	Southwest Gas Corp.	56,812,237

		94,029,996

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies* – 1.5%
2,467,047	Endologix, Inc.	$ 41,175,015
196,500	Integra LifeSciences Holdings Corp.	13,198,905
1,500,140	Tornier NV	39,873,721

		94,247,641

Health Care Providers & Services – 1.5%
12,990	Adeptus Health, Inc. Class A*	909,950
939,200	Air Methods Corp.*	39,596,672
1,270,565	HealthSouth Corp.	54,837,585

		95,344,207

Health Care Technology* – 1.5%
4,271,844	Allscripts Healthcare Solutions, Inc.	60,104,845
1,990,085	HMS Holdings Corp.	33,911,048

		94,015,893

Hotels, Restaurants & Leisure – 3.1%
1,021,588	Bloomin’ Brands, Inc.	22,944,866
57,555	Bojangles’, Inc.*	1,583,914
1,358,928	Diamond Resorts International, Inc.*	42,262,661
66,785	DineEquity, Inc.	6,518,216
497,743	Jack in the Box, Inc.	43,209,070
368,058	Marriott Vacations Worldwide Corp.	32,492,160
469,653	Vail Resorts, Inc.	48,721,802

		197,732,689

Household Durables* – 0.9%
523,620	Meritage Homes Corp.	22,965,973
2,657,514	Standard Pacific Corp.	21,897,915
499,485	William Lyon Homes Class A	11,303,346

		56,167,234

Household Products – 1.0%
642,945	Spectrum Brands Holdings, Inc.	62,140,634

Independent Power Producers & Energy Traders* – 0.6%
1,242,952	Dynegy, Inc.	40,197,068

Industrial Conglomerates – 0.6%
362,564	Carlisle Cos., Inc.	35,948,221

Insurance – 4.7%
2,017,018	American Equity Investment Life Holding Co.	51,252,427
303,764	AMERISAFE, Inc.	12,982,873
315,477	AmTrust Financial Services, Inc.	18,985,406
3,368,500	CNO Financial Group, Inc.	60,633,000
443,899	Endurance Specialty Holdings Ltd.	26,980,181
86,280	Enstar Group Ltd.*	13,081,774
332,660	Fidelity & Guaranty Life	7,305,214

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
2,550,292	Maiden Holdings Ltd.	$ 35,653,082
707,822	National General Holdings Corp.	13,745,903
349,305	ProAssurance Corp.	15,781,600
415,399	RLI Corp.	20,217,469
932,027	Symetra Financial Corp.	22,797,381

		299,416,310

Internet & Catalog Retail – 0.5%
436,760	HSN, Inc.	29,310,964

Internet Software & Services*(a) – 0.4%
1,978,934	Everyday Health, Inc.	24,538,782

IT Services – 0.5%
1,391,788	Convergys Corp.	34,558,096

Leisure Equipment & Products – 0.0%
58,815	Brunswick Corp.	3,001,918

Life Sciences Tools & Services* – 1.0%
1,072,952	Albany Molecular Research, Inc.	21,619,983
2,225,854	Bruker Corp.	44,160,943

		65,780,926

Machinery – 3.5%
1,490,183	Actuant Corp. Class A	35,019,300
304,816	Alamo Group, Inc.	16,146,103
866,937	Barnes Group, Inc.	34,902,884
456,146	CLARCOR, Inc.	28,103,155
198,035	Graco, Inc.	14,375,361
377,859	RBC Bearings, Inc.*	26,480,359
240,153	Standex International Corp.	19,214,642
613,608	Watts Water Technologies, Inc. Class A	32,600,993
332,201	Woodward, Inc.	16,922,319

		223,765,116

Media – 1.7%
636,712	Carmike Cinemas, Inc.*	17,719,695
1,722,898	Live Nation Entertainment, Inc.*	49,274,883
604,010	Nexstar Broadcasting Group, Inc. Class A	34,362,129
373,980	Townsquare Media, Inc.*	4,887,918

		106,244,625

Metals & Mining – 1.4%
622,740	AK Steel Holding Corp.*	3,275,612
1,369,649	Commercial Metals Co.	22,010,260
1,003,795	Globe Specialty Metals, Inc.	19,403,357
486,784	Kaiser Aluminum Corp.	39,492,786
106,140	TimkenSteel Corp.	3,157,665

		87,339,680

Multi-Utilities – 0.9%
519,606	Black Hills Corp.	24,826,775
657,756	NorthWestern Corp.	34,216,467

		59,043,242

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail* – 0.7%
809,916	Burlington Stores, Inc.	$ 42,739,267

Oil, Gas & Consumable Fuels – 3.1%
866,422	Carrizo Oil & Gas, Inc.*	43,459,728
714,063	Laredo Petroleum, Inc.*	9,725,538
1,105,896	Parsley Energy, Inc. Class A*	19,342,121
3,644,062	Rex Energy Corp.*(a)	18,293,191
2,140,868	Rice Energy, Inc.*	46,949,235
1,138,700	SM Energy Co.	59,576,784

		197,346,597

Paper & Forest Products – 0.7%
1,327,894	KapStone Paper and Packaging Corp.	35,786,743
445,565	Mercer International, Inc.*	6,318,112

		42,104,855

Pharmaceuticals* – 1.0%
975,674	Catalent, Inc.	31,182,541
171,582	Pacira Pharmaceuticals, Inc.	13,419,428
432,400	Prestige Brands Holdings, Inc.	18,991,008

		63,592,977

Professional Services* – 1.0%
1,128,097	On Assignment, Inc.	42,292,357
688,223	TrueBlue, Inc.	19,600,591

		61,892,948

Real Estate Investment Trusts – 12.1%
1,740,627	Acadia Realty Trust	53,994,250
1,954,751	Apollo Commercial Real Estate Finance, Inc.	33,563,075
1,381,154	Blackstone Mortgage Trust, Inc. Class A	41,738,474
1,804,087	CBL & Associates Properties, Inc.	31,842,136
2,428,893	Chesapeake Lodging Trust	75,465,706
2,402,244	CubeSmart	57,149,385
1,005,926	CyrusOne, Inc.	32,461,232
594,889	DuPont Fabros Technology, Inc.	19,179,221
1,142,854	Highwoods Properties, Inc.	47,942,725
1,455,904	Hudson Pacific Properties, Inc.	44,390,513
4,011,076	MFA Financial, Inc.	31,847,943
864,162	National Health Investors, Inc.	57,155,675
1,544,773	Pebblebrook Hotel Trust	66,239,866
650,841	PS Business Parks, Inc.	47,576,477
141,873	Sovran Self Storage, Inc.	12,940,236
4,884,456	Strategic Hotels & Resorts, Inc.*	59,004,228
1,550,539	Terreno Realty Corp.	31,553,469
2,640,344	Two Harbors Investment Corp.	28,225,277

		772,269,888

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – 0.7%
1,841,165	Kennedy-Wilson Holdings, Inc.	$ 47,078,589

Semiconductors & Semiconductor Equipment – 3.4%
622,641	Cabot Microelectronics Corp.*	28,753,561
3,198,213	Entegris, Inc.*	44,551,107
1,321,308	Fairchild Semiconductor International, Inc.*	26,320,455
2,973,805	Intersil Corp. Class A	40,146,368
942,432	MKS Instruments, Inc.	35,539,111
966,949	Semtech Corp.*	20,654,031
456,343	Silicon Laboratories, Inc.*	25,299,656

		221,264,289

Software – 1.7%
885,169	Bottomline Technologies de, Inc.*	23,306,500
591,586	Monotype Imaging Holdings, Inc.	15,345,741
787,469	Pegasystems, Inc.	17,214,072
610,671	PTC, Inc.*	25,202,392
472,403	Verint System, Inc.*	30,550,302

		111,619,007

Specialty Retail – 3.0%
691,720	American Eagle Outfitters, Inc.	11,323,456
250,397	Asbury Automotive Group, Inc.*	21,313,793
536,416	Boot Barn Holdings, Inc.*	13,120,735
596,477	GNC Acquisition Holdings, Inc. Class A	26,567,086
516,290	Lithia Motors, Inc. Class A	54,959,070
213,086	Monro Muffler Brake, Inc.	12,574,205
5,192,215	Office Depot, Inc.*	48,131,833
291,253	Party City Holdco, Inc.*	6,334,753

		194,324,931

Textiles, Apparel & Luxury Goods – 0.9%
437,353	Carter’s, Inc.	45,143,576
420,092	Steven Madden Ltd.*	15,871,076

		61,014,652

Thrifts & Mortgage Finance – 1.8%
795,134	Brookline Bancorp, Inc.	8,698,766
545,064	Dime Community Bancshares	8,933,599
679,204	Oritani Financial Corp.	9,997,883
1,148,191	Provident Financial Services, Inc.	20,874,112
3,209,199	Radian Group, Inc.	57,508,846
502,938	WSFS Financial Corp.	12,407,481

		118,420,687

Trading Companies & Distributors – 1.4%
595,827	Beacon Roofing Supply, Inc.*	18,685,135
833,768	Kaman Corp.	35,318,412
467,385	WESCO International, Inc.*	33,586,286

		87,589,833

TOTAL COMMON STOCKS		$6,252,264,193

Exchange Traded Fund – 0.4%
247,800	iShares Russell 2000 Value ETF	25,213,650

Shares	Rate	Value
Investment Company(a) – 1.9%
Goldman Sachs Financial Square Government Fund – FST Shares
124,532,958	0.006%	$ 124,532,958

TOTAL INVESTMENTS – 100.0%		$6,402,010,801

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(450,197)

NET ASSETS – 100.0%		$6,401,560,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer/Fund.

Investment Abbreviation:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,121,561,017

Gross unrealized gain	1,410,601,458
Gross unrealized loss	(130,151,674)

Net unrealized security gain	$1,280,449,784

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Aerospace & Defense – 1.9%
1,863	Curtiss-Wright Corp.	$ 134,304
2,809	Esterline Technologies Corp.*	303,849

		438,153

Auto Components – 1.5%
1,838	American Axle & Manufacturing Holdings, Inc.*	46,152
2,447	Lear Corp.	283,901

		330,053

Beverages – 0.6%
1,863	Molson Coors Brewing Co. Class B	136,707

Biotechnology* – 0.2%
4,136	Infinity Pharmaceuticals, Inc.	53,603

Building Products – 1.5%
912	A.O. Smith Corp.	65,098
1,591	Armstrong World Industries, Inc.*	87,378
3,958	Fortune Brands Home & Security, Inc.	181,514

		333,990

Capital Markets – 2.6%
7,144	E*TRADE Financial Corp.*	210,462
1,421	Legg Mason, Inc.	75,825
5,451	OM Asset Management PLC	106,131
2,804	Stifel Financial Corp.*	149,341
1,540	Virtu Financial, Inc. Class A*	33,718

		575,477

Chemicals – 3.8%
1,674	Ashland, Inc.	213,268
3,209	Axalta Coating Systems Ltd.*	109,908
2,354	Cytec Industries, Inc.	142,393
2,067	Methanex Corp.	114,698
2,737	PolyOne Corp.	106,442
1,704	RPM International, Inc.	85,251
930	W.R. Grace & Co.*	91,075

		863,035

Commercial Banks – 9.9%
5,769	BancorpSouth, Inc.	139,552
3,585	Bank of Hawaii Corp.	225,030
4,826	Bank of the Ozarks, Inc.	212,199
5,323	BankUnited, Inc.	178,800
5,121	East West Bancorp, Inc.	219,691
3,551	Glacier Bancorp, Inc.	99,925
5,092	PacWest Bancorp	228,580
5,767	PrivateBancorp, Inc.	219,896
1,713	Prosperity Bancshares, Inc.	91,765
1,757	Signature Bank*	245,365
864	Texas Capital Bancshares, Inc.*	47,002
1,871	UMB Financial Corp.	96,899
5,549	Webster Financial Corp.	210,252

		2,214,956

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – 1.0%
2,602	Waste Connections, Inc.	$ 126,275
3,195	West Corp.	97,767

		224,042

Communications Equipment* – 0.7%
12,797	JDS Uniphase Corp.	164,058

Computers & Peripherals* – 0.3%
2,332	NCR Corp.	70,077

Construction & Engineering – 0.9%
1,538	EMCOR Group, Inc.	69,779
4,441	Quanta Services, Inc.*	130,210

		199,989

Construction Materials – 0.6%
1,516	Eagle Materials, Inc.	126,556

Consumer Finance* – 0.2%
1,165	First Cash Financial Services, Inc.	54,277

Containers & Packaging – 1.8%
4,492	Berry Plastics Group, Inc.*	150,347
1,422	MeadWestvaco Corp.	71,868
2,512	Packaging Corp. of America	173,780

		395,995

Diversified Financial Services – 0.3%
774	MarketAxess Holdings, Inc.	68,460

Electric Utilities – 2.5%
2,523	IDACORP, Inc.	150,043
3,770	OGE Energy Corp.	118,755
2,405	Pinnacle West Capital Corp.	146,513
3,771	Westar Energy, Inc.	138,282

		553,593

Electrical Equipment – 1.4%
1,830	Hubbell, Inc. Class B	197,695
2,226	Sensata Technologies Holding NV*	122,630

		320,325

Electronic Equipment, Instruments & Components – 1.7%
1,571	Anixter International, Inc.*	106,828
7,036	Ingram Micro, Inc. Class A*	188,635
6,330	Vishay Intertechnology, Inc.	82,417

		377,880

Energy Equipment & Services* – 1.0%
5,781	Oil States International, Inc.	236,327

Food & Staples Retailing* – 0.7%
18,923	Rite Aid Corp.	165,009

Food Products – 1.1%
3,271	Pinnacle Foods, Inc.	137,873
1,557	The Hain Celestial Group, Inc.*	98,511

		236,384

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 1.9%
4,291	Atmos Energy Corp.	$ 231,800
8,737	Questar Corp.	198,330

		430,130

Health Care Equipment & Supplies* – 1.0%
4,298	The Spectranetics Corp.	106,719
4,350	Tornier NV	115,623

		222,342

Health Care Providers & Services – 2.4%
45	Adeptus Health, Inc. Class A*	3,152
3,286	Air Methods Corp.*	138,538
5,895	Envision Healthcare Holdings, Inc.*	217,820
4,335	HealthSouth Corp.	187,099

		546,609

Health Care Technology* – 1.4%
14,701	Allscripts Healthcare Solutions, Inc.	206,843
6,423	HMS Holdings Corp.	109,448

		316,291

Hotels, Restaurants & Leisure – 2.1%
5,740	Diamond Resorts International, Inc.*	178,514
1,778	Jack in the Box, Inc.	154,348
1,399	Vail Resorts, Inc.	145,132

		477,994

Household Durables – 1.9%
3,966	Jarden Corp.*	210,436
3,992	Lennar Corp. Class A	186,147
598	Toll Brothers, Inc.*	21,630

		418,213

Household Products – 0.7%
1,582	Spectrum Brands Holdings, Inc.	152,900

Independent Power Producers & Energy Traders – 0.4%
3,816	NRG Energy, Inc.	96,163

Industrial Conglomerates – 1.2%
2,698	Carlisle Cos., Inc.	267,507

Insurance – 8.3%
5,245	Allied World Assurance Co. Holdings AG	222,860
5,887	American Equity Investment Life Holding Co.	149,589
2,084	AmTrust Financial Services, Inc.	125,415
11,503	CNO Financial Group, Inc.	207,054
2,750	Endurance Specialty Holdings Ltd.	167,145
3,752	HCC Insurance Holdings, Inc.	214,539
1,486	ProAssurance Corp.	67,137

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
2,094	The Hanover Insurance Group, Inc.	$ 149,051
3,997	Torchmark Corp.	228,109
3,711	Validus Holdings Ltd.	159,239
3,331	W.R. Berkley Corp.	163,219

		1,853,357

Internet & Catalog Retail – 0.3%
1,152	HSN, Inc.	77,311

Internet Software & Services – 0.7%
2,081	IAC/InterActiveCorp.	156,221

IT Services – 1.2%
2,080	Broadridge Financial Solutions, Inc.	112,694
1,365	DST Systems, Inc.	161,616

		274,310

Life Sciences Tools & Services* – 0.7%
7,772	Bruker Corp.	154,196

Machinery – 3.0%
3,240	Actuant Corp. Class A	76,140
988	Graco, Inc.	71,719
3,096	Kennametal, Inc.	111,642
1,448	Lincoln Electric Holdings, Inc.	97,320
4,199	The Timken Co.	164,181
4,274	Xylem, Inc.	156,300

		677,302

Media – 2.7%
4,337	Gannett Co., Inc.	155,221
3,145	Lions Gate Entertainment Corp.	104,068
6,611	Live Nation Entertainment, Inc.*	189,075
1,914	The Madison Square Garden Co. Class A*	163,513

		611,877

Metals & Mining – 1.4%
6,586	Commercial Metals Co.	105,837
9,176	Steel Dynamics, Inc.	200,129

		305,966

Multi-Utilities – 1.6%
5,979	CMS Energy Corp.	204,123
3,910	Vectren Corp.	166,449

		370,572

Oil, Gas & Consumable Fuels – 3.1%
2,001	Carrizo Oil & Gas, Inc.*	100,370
2,468	Laredo Petroleum, Inc.*	33,614
5,007	QEP Resources, Inc.	94,282
7,200	Rice Energy, Inc.*	157,896
3,955	SM Energy Co.	206,926
8,352	WPX Energy, Inc.*	107,657

		700,745

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals* – 1.6%
3,689	Catalent, Inc.	$ 117,900
2,097	Endo International PLC	175,645
745	Pacira Pharmaceuticals, Inc.	58,267

		351,812

Real Estate Investment Trusts – 11.0%
3,606	American Campus Communities, Inc.	140,670
14,119	Brixmor Property Group, Inc.	349,869
11,484	CBL & Associates Properties, Inc.	202,693
11,999	Empire State Realty Trust, Inc. Class A	216,942
6,515	Highwoods Properties, Inc.	273,304
2,103	National Health Investors, Inc.	139,092
7,436	Pebblebrook Hotel Trust	318,856
5,246	Post Properties, Inc.	298,025
1,717	PS Business Parks, Inc.	125,513
10,240	Starwood Property Trust, Inc.	244,633
13,971	Strategic Hotels & Resorts, Inc.*	168,770

		2,478,367

Real Estate Management & Development – 0.4%
3,361	Kennedy-Wilson Holdings, Inc.	85,941

Road & Rail – 0.6%
2,081	Landstar System, Inc.	136,097

Semiconductors & Semiconductor Equipment – 2.5%
10,498	Atmel Corp.	93,117
7,155	Cypress Semiconductor Corp.*	98,238
6,546	Intersil Corp. Class A	88,371
2,545	Microchip Technology, Inc.	125,036
3,072	Semtech Corp.*	65,618
4,242	Teradyne, Inc.	89,718

		560,098

Software – 3.0%
1,456	Citrix Systems, Inc.*	94,655
2,305	NICE-Systems Ltd. ADR	144,523
2,743	PTC, Inc.*	113,204
1,634	Solera Holdings, Inc.	80,605
2,765	Synopsys, Inc.*	137,946
1,568	Verint System, Inc.*	101,402

		672,335

Specialty Retail – 2.7%
3,576	Dick’s Sporting Goods, Inc.	192,103
2,186	GNC Acquisition Holdings, Inc. Class A	97,364
1,698	Lithia Motors, Inc. Class A	180,752
12,789	Office Depot, Inc.*	118,554
1,007	Party City Holdco, Inc.*	21,902

		610,675

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.9%
7,143	Gildan Activewear, Inc.	$ 226,148
6,119	Hanesbrands, Inc.	194,951

		421,099

Thrifts & Mortgage Finance – 0.9%
11,093	Radian Group, Inc.	198,787

Trading Companies & Distributors* – 0.9%
2,666	WESCO International, Inc.	191,579

Water Utilities – 0.6%
4,772	Aqua America, Inc.	125,599

TOTAL COMMON STOCKS		$22,081,341

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.5%
Repurchase Agreement – 0.5%
Joint Repurchase Agreement Account II
$ 100,000	0.098%	06/01/15	$ 100,000

TOTAL INVESTMENTS – 98.8%			$22,181,341

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			274,518

NET ASSETS – 100.0%			$22,455,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$21,302,991

Gross unrealized gain	1,182,596
Gross unrealized loss	(304,246)

Net unrealized security gain	$878,350

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Board of Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Board of Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2015:

GROWTH AND INCOME FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$16,725,235	$—	$—
North America	456,410,444	—	—
Short-term Investment	—	7,400,000	—
Total	$473,135,679	$7,400,000	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$102,010,868	$—	$—
North America	1,412,375,845	—	—
Investment Company	35	—	—
Total	$1,514,386,748	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$343,073,348	$—	$—
North America	8,852,282,598	—	—
Investment Company	258,990,087	—	—
Total	$9,454,346,033	$—	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$20,519,711	$—	$—
Europe	70,110,164	—	—
North America	6,161,634,318	—	—
Exchange Traded Fund	25,213,650	—	—
Investment Company	124,532,958	—	—
Total	$6,402,010,801	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$144,523	$—	$—
Europe	742,889	—	—
North America	21,193,929	—	—
Short-term Investment	—	100,000	—
Total	$22,081,341	$100,000	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Growth and Income	$7,400,000	$7,400,020	7,548,001
Small/Mid Cap Value	100,000	100,000	102,000

REPURCHASE AGREEMENTS — At May 31, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Growth and Income	Small/Mid Cap Value
BNP Paribas Securities Co.	0.110%	$1,552,339	$20,978
Citigroup Global Markets, Inc.	0.070	1,552,339	20,978
Citigroup Global Markets, Inc.	0.110	1,583,386	21,397
Merrill Lynch & Co., Inc.	0.100	2,711,936	36,647
TOTAL		$7,400,000	$100,000

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At May 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	2.220%	05/29/24
Federal Home Loan Mortgage Corp.	1.250 to 6.500	05/01/17 to 04/01/45
Federal National Mortgage Association	2.500 to 6.500	10/01/15 to 06/01/45
Government National Mortgage Association	2.500 to 6.500	05/15/18 to 05/20/45
United States Treasury Inflation Protected Security	1.875	07/15/19
United States Treasury Principal-Only Stripped Securities	0.000	05/15/18 to 02/15/43
United States Treasury Notes	2.000 to 2.750	01/15/20 to 05/15/25

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 28, 2015

*	Print the name and title of each signing officer under his or her signature.